Financial assets at fair value	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Disclosure of financial assets [text block]
15. Financial assets
(a)Classification of financial assets
Financial assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss include the following:

Instrument	Reference		Maturity date	Interest rate (%)	Linked with	2025	2024
Argentina Treasury Bonds	TV24		Apr.25	—%	Dollar linked	—	—
Argentina Treasury Bonds	TDG24		Apr.25	—%	U.S. Dollar/CER index*	—	—
Argentina Treasury Bonds	TDE25		Jan.26	—%	U.S. Dollar/CER index*	—	2,149
Argentina Treasury Bonds	TV25		Mar.26	—%	Dollar linked	—	9,130
Argentina Treasury Bonds	TZV25		Jun.26	—%	Dollar linked	—	61,136
Argentina Treasury Notes	S31E5		Jan.26	—%	—	—	29,918
Argentina Treasury Notes	S29G5		Aug.26	—%	—	—	5,875
Argentina Treasury Notes	S30J5		Jun.26	—%	—	—	5,676
Argentina Treasury Notes	S31L5		Jul.26	—%	—	—	583
Other Money Market Funds	LFT		Jan.26	—%	—	—	14,852
Argentina Treasury Notes	D16E6	(i)	Jan-26	—%	Dollar linked	9,139	—
Brazil Money Market	LFT		Mar-26	—%	—	1,757	—
						10,896	129,319
*Stabilization Reference Coefficient adjusted by inflation
Financial assets at Amortized Cost:

Instrument	Reference		Maturity date	Interest rate (%)	Linked with	2025 (i)	2024 (i)
US Treasury Bonds	US912797RU32	(i)	Feb-26	0.0%	—	16,759	—
US Treasury Bonds	US912797QN08	(i)	May-26	0.0%	—	48,244	—
US Treasury Bonds	US912797QX89	(i)	Jun-26	0.0%	—	7,563	—
US Treasury Bonds	US912797RF64		Jul-26	0.0%	—	7,563	—
US Treasury Bonds	US912797SW88	(i)	May-26	0.0%	—	7,563	—
Banco Diners	C049001		Nov-26	5.65%	—	501	—
						88,193	—
						99,089	129,319
(i)    As of December 31, 2025 and December 31, 2024, certain financial assets with a carrying amount of US$74,478 and US$42,052, respectively, were held as security for the borrowings detailed in Note 22. Financial Liabilities.
(b)Amounts recognized in profit or loss
Information about the Group’s impact on profit or loss of bonds is discussed in Note 11. Other results
(c)Risk exposure and fair value measurements
Information about the Group’s exposure to price risk is discussed in Note 30. Financial risk management.